Basis of Preparation - Additional Information (Detail) - GBP (£) £ in Millions	Apr. 01, 2018	Mar. 31, 2019
IFRS 15 [Member] | Retained earnings [member] | Bottom of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	£ 1,100.0
IFRS 15 [Member] | Retained earnings [member] | Top of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	1,500.0
IFRS 15 [Member] | Before Tax [Member] | Retained earnings [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	1,300.0
IFRS 15 [Member] | After Tax [Member] | Retained earnings [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cumulative increase in retained earnings	£ 1,100.0
IFRS 16 [Member] | Bottom of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease Liabilities		£ 5.6
IFRS 16 [Member] | Top of Range [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Lease Liabilities		£ 6.6